UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23312)

Tidal Trust III
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust III
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders.

Intech S&P Large Cap Diversified Alpha ETF Tailored Shareholder Report

annual shareholder report January 31, 2026

Intech S&P Large Cap Diversified Alpha ETF

TICKER: LGDX (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Intech S&P Large Cap Diversified Alpha ETF (the "Fund") for the period February 27, 2025 (the Fund’s “Inception”) to January 31, 2026. You can find additional information about the Fund at www.IntechETFs.com. You can also request this information by contacting us at (833) 933-2083 or by writing to Intech S&P Large Cap Diversified Alpha ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intech S&P Large Cap Diversified Alpha ETF	$25	0.25%

Costs paid as a percentage of investment are annualized.

Cumulative Performance

(Initial Investment of $10,000)

Intech SP Large Cap Diversified Alpha ETF - $11,606
S&P 500 Total Return - $11,787
$12,000
$11,000
$10,000
$9,000
2/27/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025
8/31/2025
9/30/2025
10/31/2025
11/30/2025
12/31/2025
1/31/2026

Annual Performance

Returns for the Period Ended January 31, 2026	Since Inception 2/27/25
Intech SP Large Cap Diversified Alpha ETF - at NAV	16.06%
S&P 500® Total Return Index	19.77%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.IntechETFs.com for more recent performance information.

How did the Fund perform in the past year?

The S&P 500 Index rose 19.77% from February 27, 2025, through January 31, 2026, and market leadership remained concentrated in AI-oriented growth stocks, while quality and smaller-cap stocks lagged. The communication services and information technology sectors performed best in the S&P 500 Index during this period; conversely, the real estate and consumer staples sectors performed worst.

What Factors Influenced Performance?

Since inception on February 27, 2025, through January 31, 2026, the Fund returned 16.06%, compared with 19.77% for its benchmark, the S&P 500 Index, and underperformed its benchmark by 3.71% over the period. Stock selection in the industrials and consumer staples sectors contributed positively to relative performance, while stock selection in the information technology and communication services sectors detracted. The three largest stock contributors were General Motors Company (consumer discretionary), Berkshire Hathaway Inc. Class B (financials), and Visa Inc. Class A (financials); conversely, the three largest stock detractors were Fiserv, Inc. (financials), Oracle Corporation (information technology), and Microsoft Corporation (information technology).

Intech S&P Large Cap Diversified Alpha ETF Tailored Shareholder Report

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$132,599
Number of Holdings	218
Total Advisory Fee	$231,254
Portfolio Turnover Rate	117%

What did the Fund invest in?

(as of January 31, 2026)

Security Type - Investments

(% of Total Net Assets)

Top Ten Holdings	(% of Total Net Assets)

NVIDIA Corp.	8.5
Microsoft Corp.	6.6
Apple, Inc.	5.2
Meta Platforms, Inc. - Class A	4.3
Broadcom, Inc.	3.3
Amazon.com, Inc.	3.3
Alphabet, Inc. - Class A	2.2
Cisco Systems, Inc.	2.0
Tesla, Inc.	1.9
Alphabet, Inc. - Class C	1.8

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.IntechETFs.com.

How Has the Fund Changed?

Effective February 27, 2025, the Intech U.S. Enhanced Plus Fund LLC reorganized into the Intech S&P Large Cap Diversified Alpha ETF. For financial reporting purposes, assets received, and shares issued by the LGDX ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund were carried forward to align ongoing reporting of the Acquiring Fund realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Changes in and Disagreements with Accountants

In connection with the reorganization on February 27, 2025, the Tidal Trust III Audit Committee approved the decision to appoint Tait, Weller & Baker as the Fund's independent registered public accounting firm.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Intech S&P Small-Mid Cap Diversified Alpha ETF Tailored Shareholder Report

annual Shareholder Report January 31, 2026

Intech S&P Small-Mid Cap Diversified Alpha ETF

TICKER: SMDX (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Intech S&P Small-Mid Cap Diversified Alpha ETF (the "Fund") for the period February 27, 2025 (the Fund’s “Inception”) to January 31, 2026. You can find additional information about the Fund at www.IntechETFs.com. You can also request this information by contacting us at (833) 933-2083 or by writing to Intech S&P Small-Mid Cap Diversified Alpha ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intech S&P Small-Mid Cap Diversified Alpha ETF	$36	0.35%

Costs paid as a percentage of investment are annualized.

Cumulative Performance

(Initial Investment of $10,000)

Intech SP Small-Mid Cap Diversified Alpha ETF - $11,987
S&P 1000 Total Return - $11,460
$12,000
$11,000
$10,000
$9,000
2/27/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025
8/31/2025
9/30/2025
10/31/2025
11/30/2025
12/31/2025
1/31/2026

Annual Performance

Returns for the Period Ended January 31, 2026	Since Inception 2/27/25
Intech S&P Small-Mid Cap Diversified Alpha ETF - at NAV	19.87%
S&P 1000 Total Return Index	14.60%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.IntechETFs.com for more recent performance information.

How did the Fund perform in the past year?

The S&P 1000 Index rose 14.60% from February 27, 2025, through January 31, 2026, amid improved breadth across mid- and small-cap stocks, including strength in higher momentum and value-oriented stocks, while quality stocks lagged. The information technology and industrials sectors performed best in the S&P 1000 Index during this period; conversely, the consumer staples and consumer discretionary sectors performed worst.

What Factors Influenced Performance?

Since inception on February 27, 2025, through January 31, 2026, the Fund returned 19.87%, compared with 14.60% for its benchmark, the S&P 1000 Index, and outperformed its benchmark by 5.28% over the period. Stock selection in the industrials and consumer discretionary sectors contributed positively to relative performance, while stock selection in the consumer staples and energy sectors detracted. The three largest stock contributors were Ciena Corporation (information technology), EMCOR Group, Inc. (industrials), and Dycom Industries, Inc. (industrials); conversely, the three largest stock detractors were Commvault Systems, Inc. (information technology), Kratos Defense & Security Solutions, Inc. (industrials), and EchoStar Corporation Class A (communication services).

Intech S&P Small-Mid Cap Diversified Alpha ETF Tailored Shareholder Report

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$116,778
Number of Holdings	529
Total Advisory Fee	$266,848
Portfolio Turnover Rate	166%

What did the Fund invest in?

(as of January 31, 2026)

Security Type - Investments

(% of Total Net Assets)

Top Ten Holdings	(% of Total Net Assets)

Ciena Corp.	1.8
Jones Lang LaSalle, Inc.	1.5
East West Bancorp, Inc.	1.2
Lumentum Holdings, Inc.	1.2
Tenet Healthcare Corp.	1.1
Universal Display Corp.	1.0
US Foods Holding Corp.	1.0
nVent Electric PLC	1.0
EPR Properties - REIT	1.0
Lamar Advertising Co. - Class A - REIT	1.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.IntechETFs.com.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Monica Byrd is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Intech S&P Large Cap Diversified Alpha ETF

	FYE 1/31/2026	FYE 1/31/2025
( a ) Audit Fees	$11,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

Intech S&P Small-Mid Cap Diversified Alpha ETF

	FYE 1/31/2026	FYE 1/31/2025
( a ) Audit Fees	$11,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 1/31/2026	FYE 1/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 1/31/2026	FYE 1/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Monica Byrd, Lawrence Jules, Ethan Powell and Pamela Cryton.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

January 31, 2026

Tidal Trust III

Intech S&P Large Cap Diversified Alpha ETF	| LGDX | NYSE Arca, Inc.
Intech S&P Small-Mid Cap Diversified Alpha ETF	| SMDX | NYSE Arca, Inc.

Intech ETFs

Intech S&P Large Cap Diversified Alpha ETF

Schedule of Investments

January 31, 2026

COMMON STOCKS - 99.7%	Shares	Value
Banking - 2.7%
Bank of America Corp.	4,335	$230,622
Citigroup, Inc.	13,518	1,564,168
JPMorgan Chase & Co.	4,300	1,315,327
PNC Financial Services Group, Inc.	59	13,175
U.S. Bancorp	1,678	94,153
Wells Fargo & Co.	4,342	392,907
		3,610,352

Consumer Discretionary Products - 3.6%
Aptiv PLC(a)	1,624	123,018
General Motors Co.	15,686	1,317,624
Hasbro, Inc.	1,352	120,747
Nike, Inc. - Class B	394	24,353
PulteGroup, Inc.	208	26,019
Ralph Lauren Corp. - Class A	464	163,982
Tapestry, Inc.	4,228	536,576
Tesla, Inc.(a)	5,728	2,465,388
		4,777,707

Consumer Discretionary Services - 1.1%
Carnival Corp.	13,530	406,171
Las Vegas Sands Corp.	5,988	315,747
Royal Caribbean Cruises Ltd.	1,983	643,781
Starbucks Corp.	782	71,905
		1,437,604

Consumer Staple Products - 3.2%
Altria Group, Inc.	3,416	211,758
Coca-Cola Co.	86	6,434
Colgate-Palmolive Co.	12,101	1,092,599
Estee Lauder Cos., Inc. - Class A	1,053	121,390
PepsiCo, Inc.	3,345	513,892
Philip Morris International, Inc.	12,495	2,242,103
Procter & Gamble Co.	139	21,096
		4,209,272

Financial Services - 6.8%
American Express Co.	2,940	1,035,380
Bank of New York Mellon Corp.	3,019	362,039
Blackrock, Inc.	45	50,352
Capital One Financial Corp.	898	196,599
Cboe Global Markets, Inc.	974	258,168
Charles Schwab Corp.	15,226	1,582,286
CME Group, Inc. - Class A	1,413	408,442

The accompanying notes are an integral part of these financial statements.

Coinbase Global, Inc. - Class A(a)	504	$98,149
Fidelity National Information Services, Inc.	2,662	147,076
Fiserv, Inc.(a)	6,518	415,392
Global Payments, Inc.	587	42,111
Goldman Sachs Group, Inc.	1,772	1,657,547
Intercontinental Exchange, Inc.	2,297	399,173
Jack Henry & Associates, Inc.	788	141,218
KKR & Co., Inc.	191	21,824
Mastercard, Inc. - Class A	1,217	655,707
Moody’s Corp.	173	89,192
Morgan Stanley	1,024	187,187
MSCI, Inc. - Class A	119	72,497
Nasdaq, Inc.	1,638	158,706
Northern Trust Corp.	580	86,669
PayPal Holdings, Inc.	4,517	238,001
Robinhood Markets, Inc. - Class A(a)	282	28,053
S&P Global, Inc.	141	74,418
State Street Corp.	385	50,381
Synchrony Financial	6,921	502,672
Visa, Inc. - Class A	31	9,977
		8,969,216

Health Care - 9.3%
Abbott Laboratories, ADR	1,434	156,736
AbbVie, Inc.	41	9,143
Amgen, Inc.	1,087	371,624
Boston Scientific Corp.(a)	2,064	193,046
Bristol-Myers Squibb Co.	25,276	1,391,444
Cardinal Health, Inc.	5,001	1,074,615
Cencora, Inc.	227	81,543
Cigna Group	6	1,645
CVS Health Corp.	1,783	132,869
Dexcom, Inc.(a)	1,304	95,244
Edwards Lifesciences Corp.(a)	279	22,699
Elevance Health, Inc.	40	13,830
Eli Lilly & Co.	1,899	1,969,548
Gilead Sciences, Inc.	5,519	783,422
HCA Healthcare, Inc.	1,086	530,261
IDEXX Laboratories, Inc.(a)	1,304	874,280
Incyte Corp.(a)	2,763	276,493
Insulet Corp.(a)	1,122	287,019
Intuitive Surgical, Inc.(a)	1,278	644,393
Johnson & Johnson	817	185,663
McKesson Corp.	626	520,337
Medtronic PLC	238	24,505
Merck & Co., Inc.	56	6,175
Pfizer, Inc.	451	11,924
Regeneron Pharmaceuticals, Inc.	96	71,179
ResMed, Inc.	1,060	273,809
STERIS PLC	570	149,682
UnitedHealth Group, Inc.	1,782	511,309

The accompanying notes are an integral part of these financial statements.

Universal Health Services, Inc. - Class B	753	$151,549
Vertex Pharmaceuticals, Inc.(a)	394	185,141
Zoetis, Inc. - Class A	10,369	1,294,259
		12,295,386

Industrial Products - 6.4%
3M Co.	7,667	1,174,278
Amphenol Corp.	28	4,034
Axon Enterprise, Inc.(a)	118	57,062
Caterpillar, Inc.	207	136,074
Emerson Electric Co.	185	27,188
GE Aerospace	3,784	1,160,893
GE Vernova, Inc.	1,242	902,152
General Dynamics Corp.	591	207,494
Honeywell International, Inc.	866	197,032
Howmet Aerospace, Inc.	1,954	406,588
Johnson Controls International PLC	1,053	125,581
Keysight Technologies, Inc.(a)	3,062	662,402
L3Harris Technologies, Inc.	663	227,310
Lockheed Martin Corp.	2,548	1,615,993
Northrop Grumman Corp.	1,539	1,065,388
RTX Corp.	2,376	477,410
TransDigm Group, Inc.	10	14,275
Veralto Corp.	158	15,639
		8,476,793

Industrial Services - 1.7%
C.H. Robinson Worldwide, Inc.	576	112,291
Cintas Corp.	54	10,335
Delta Air Lines, Inc.	7,697	507,155
EMCOR Group, Inc.	643	463,429
FedEx Corp.	587	189,161
Jacobs Solutions, Inc.	1,503	203,296
United Airlines Holdings, Inc.(a)	3,246	332,131
United Parcel Service, Inc. - Class B	771	81,896
United Rentals, Inc.	434	339,414
		2,239,108

Insurance - 2.6%
Allstate Corp.	4,787	952,565
Aon PLC - Class A	2,758	964,307
Assurant, Inc.	243	57,866
Berkshire Hathaway, Inc. - Class B(a)	44	21,143
Chubb Ltd.	39	12,073
Progressive Corp.	1,913	397,904
Travelers Cos., Inc.	3,836	1,091,380
		3,497,238

Materials - 1.7%
CF Industries Holdings, Inc.	3,423	319,126
Corteva, Inc.	15,816	1,151,405

The accompanying notes are an integral part of these financial statements.

Linde PLC	1,240	$566,643
Newmont Corp.	1,646	184,928
		2,222,102

Media - 13.1%
Airbnb, Inc. - Class A(a)	229	29,626
Alphabet, Inc. - Class A	8,497	2,871,986
Alphabet, Inc. - Class C	6,996	2,368,356
Booking Holdings, Inc.	253	1,265,466
Comcast Corp. - Class A	10,051	299,017
DoorDash, Inc. - Class A(a)	3,082	630,639
Expedia Group, Inc. - Class A	576	152,548
Fox Corp. - Class A	2,918	212,372
Fox Corp. - Class B	1,171	76,782
Match Group, Inc.	5,301	165,126
Meta Platforms, Inc. - Class A	7,889	5,652,468
Netflix, Inc.(a)	23,131	1,931,207
Take-Two Interactive Software, Inc.(a)	233	51,330
Trade Desk, Inc. - Class A(a)	2,268	68,788
Uber Technologies, Inc.(a)	10,453	836,763
Walt Disney Co.	6,472	730,042
		17,342,516

Oil & Gas - 1.9%
Baker Hughes Co.	3,364	188,519
EOG Resources, Inc.	7,815	876,296
Expand Energy Corp.	445	50,022
Exxon Mobil Corp.	111	15,695
Kinder Morgan, Inc.	2,399	73,146
Marathon Petroleum Corp.	233	41,052
ONEOK, Inc.	11,731	928,978
Targa Resources Corp.	1,418	284,990
Williams Cos., Inc.	1,570	105,598
		2,564,296

Real Estate - 2.6%
American Tower Corp. - REIT	5,653	1,013,470
CBRE Group, Inc. - Class A(a)	7,242	1,233,530
Equinix, Inc. - REIT	274	224,935
Iron Mountain, Inc. - REIT	3,838	353,595
SBA Communications Corp. - Class A - REIT	1,554	286,107
VICI Properties, Inc. - REIT	12,391	347,939
Welltower, Inc. - REIT	64	12,055
		3,471,631

Renewable Energy - 0.0%(b)
First Solar, Inc.(a)	106	23,905

Retail & Wholesale - Discretionary - 4.9%
Amazon.com, Inc.(a)	18,111	4,333,962
AutoZone, Inc.(a)	27	100,016

The accompanying notes are an integral part of these financial statements.

Best Buy Co., Inc.	3,000	$195,300
eBay, Inc.	1,123	102,440
Genuine Parts Co.	1,755	243,927
Home Depot, Inc.	22	8,241
O’Reilly Automotive, Inc.(a)	4,380	431,036
Ross Stores, Inc.	361	68,103
TJX Cos., Inc.	1,915	286,886
Tractor Supply Co.	1,350	68,688
Ulta Beauty, Inc.(a)	178	115,230
Williams-Sonoma, Inc.	2,557	523,290
		6,477,119

Retail & Wholesale - Staples - 2.2%
Bunge Global SA	1,775	202,137
Costco Wholesale Corp.	456	428,754
Dollar General Corp.	1,820	261,043
Kroger Co.	5,404	339,641
Sysco Corp.	8,681	727,902
Target Corp.	386	40,711
Walmart, Inc.	7,245	863,169
		2,863,357

Software & Tech Services - 11.2%
Accenture PLC - Class A	52	13,709
Adobe, Inc.(a)	5,087	1,491,763
International Business Machines Corp.	2,152	660,018
Intuit, Inc.	1,474	735,408
Leidos Holdings, Inc.	368	69,287
Microsoft Corp.	20,297	8,733,596
Oracle Corp.	8,367	1,377,041
Palantir Technologies, Inc. - Class A(a)	9,461	1,386,888
Palo Alto Networks, Inc.(a)	16	2,832
Salesforce, Inc.	1,983	420,971
		14,891,513

Tech Hardware & Semiconductors - 22.6%
Advanced Micro Devices, Inc.(a)	3,436	813,404
Analog Devices, Inc.	65	20,207
Apple, Inc.	26,719	6,933,046
Arista Networks, Inc.(a)	2,496	353,783
Broadcom, Inc.	13,251	4,390,056
Cisco Systems, Inc.	34,067	2,668,127
Corning, Inc.	5,482	566,017
Dell Technologies, Inc. - Class C	2,134	244,215
Intel Corp.(a)	456	21,190
Micron Technology, Inc.	1,880	779,974
Monolithic Power Systems, Inc.	36	40,469
Motorola Solutions, Inc.	1,668	671,437
NetApp, Inc.	3,779	364,107
NVIDIA Corp.	59,193	11,313,558
QUALCOMM, Inc.	2,286	346,535

The accompanying notes are an integral part of these financial statements.

Seagate Technology Holdings PLC	575	$234,422
Skyworks Solutions, Inc.	1,477	82,358
Western Digital Corp.	413	103,345
Zebra Technologies, Corp. - Class A(a)	171	40,182
		29,986,432

Telecommunications - 0.0%(b)
AT&T, Inc.	379	9,934
Verizon Communications, Inc.	256	11,397
		21,331

Utilities - 2.1%
American Electric Power Co., Inc.	303	36,292
CenterPoint Energy, Inc.	2,344	93,033
Consolidated Edison, Inc.	2,037	217,205
Constellation Energy Corp.	284	79,713
Duke Energy Corp.	6,080	737,808
Evergy, Inc.	482	36,984
Exelon Corp.	1,943	87,008
FirstEnergy Corp.	1,132	53,589
PG&E Corp.	56,980	878,632
Pinnacle West Capital Corp.	302	28,255
Southern Co.	763	68,143
Vistra Corp.	2,577	408,068
Xcel Energy, Inc.	407	30,956
		2,755,686

TOTAL COMMON STOCKS (Cost $113,021,168)		132,132,564

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.61%(c)	431,089	431,089

TOTAL SHORT-TERM INVESTMENTS (Cost $431,089)		431,089

TOTAL INVESTMENTS - 100.0% (Cost $113,452,257)		$132,563,653
Other Assets in Excess of Liabilities - 0.0%(b)		35,786
TOTAL NET ASSETS - 100.0%		$132,599,439

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Does not round to 0.1% or (0.1)%, as applicable.

(c)	The rate shown represents the 7 -day annualized effective yield as of January 31, 2026.

The accompanying notes are an integral part of these financial statements.

Intech S&P Small-Mid Cap Diversified Alpha ETF

Schedule of Investments

January 31, 2026

COMMON STOCKS - 99.7%	Shares	Value
Banking - 6.1%
Ameris Bancorp	954	$76,911
Associated Banc-Corp	2,125	57,927
Axos Financial, Inc.(a)	520	51,475
Banc of California, Inc.	17,618	352,008
Bancorp, Inc.(a)	1,511	89,814
Bank OZK	2,380	113,193
BankUnited, Inc.	3,971	188,503
Banner Corp.	506	31,291
Cadence Bank	2,586	108,896
Cullen/Frost Bankers, Inc.	487	67,118
Customers Bancorp, Inc.(a)	8,108	640,694
CVB Financial Corp.	2,332	45,964
East West Bancorp, Inc.	12,404	1,419,514
First BanCorp, Inc.	3,988	88,215
First Commonwealth Financial Corp.	9,926	178,966
First Financial Bancorp	3,065	88,088
First Hawaiian, Inc.	2,118	56,233
First Horizon Corp.	13,873	339,750
FNB Corp.	14,634	256,827
Fulton Financial Corp.	1,653	34,134
Hancock Whitney Corp.	885	60,888
Hanmi Financial Corp.	1,890	50,217
Home BancShares, Inc.	1,182	34,160
Independent Bank Corp.	310	25,042
International Bancshares Corp.	570	39,695
National Bank Holdings Corp. - Class A	873	35,077
OFG Bancorp	12,611	508,223
Pathward Financial, Inc.	5,283	477,002
Pinnacle Financial Partners Inc	2,870	272,908
Provident Financial Services, Inc.	8,512	188,456
Seacoast Banking Corp. of Florida	804	26,886
Simmons First National Corp. - Class A	2,393	48,650
Texas Capital Bancshares, Inc.(a)	650	65,761
TrustCo Bank Corp. NY	1,385	60,109
Trustmark Corp.	809	34,399
United Community Banks, Inc.	1,863	64,143
Valley National Bancorp	23,578	293,782
Webster Financial Corp.	2,168	142,589
Western Alliance Bancorp	2,161	192,653
Wintrust Financial Corp.	604	89,084
WSFS Financial Corp.	2,039	131,984
		7,127,229

The accompanying notes are an integral part of these financial statements.

Biotechnology - 0.1%
Arcus Biosciences, Inc.(a)	4,095	$86,159

Consumer Discretionary Products - 7.2%
Acushnet Holdings Corp.	2,314	224,319
American Axle & Manufacturing Holdings, Inc.(a)	27,555	219,613
American Woodmark Corp.(a)	413	24,528
Armstrong World Industries, Inc.	360	66,146
Autoliv, Inc.	6,009	728,531
BorgWarner, Inc.	4,253	201,635
Capri Holdings Ltd.(a)	1,579	35,638
Cavco Industries, Inc.(a)	117	57,566
Crocs, Inc.(a)	1,722	144,510
Dana, Inc.	14,815	428,154
Dorman Products, Inc.(a)	863	107,185
Fox Factory Holding Corp.(a)	1,913	35,199
Gentex Corp.	2,224	51,174
Gentherm, Inc.(a)	3,000	95,880
Green Brick Partners Inc(a)	400	27,756
Griffon Corp.	1,421	115,740
HNI Corp.	9,922	474,172
Interface, Inc.	16,499	519,224
Kontoor Brands, Inc.	9,457	564,867
LCI Industries	1,466	215,048
Leggett & Platt, Inc.	1,881	21,951
M/I Homes, Inc.(a)	324	43,319
Mattel, Inc.(a)	8,575	179,132
Meritage Homes Corp.	1,219	84,733
MillerKnoll, Inc.	12,409	249,173
Phinia, Inc.	9,064	645,085
Polaris, Inc.	1,879	119,955
PVH Corp.	3,102	193,441
Scotts Miracle-Gro Co.	7,889	506,632
Somnigroup International, Inc.	4,791	420,889
Steven Madden Ltd.	3,464	152,000
Taylor Morrison Home Corp. - Class A(a)	813	49,552
Toll Brothers, Inc.	3,203	462,801
Topgolf Callaway Brands Corp.(a)	19,705	282,767
Visteon Corp.	3,350	304,381
Wolverine World Wide, Inc.	2,579	45,700
XPEL, Inc.(a)	239	12,311
YETI Holdings, Inc.(a)	7,239	330,895
		8,441,602

Consumer Discretionary Services - 2.5%
Adtalem Global Education, Inc.(a)	442	45,769
Boyd Gaming Corp.	3,550	300,117
Brinker International, Inc.(a)	462	72,867
Churchill Downs, Inc.	3,790	372,784
Cinemark Holdings, Inc.	5,995	141,962
Dave & Buster’s Entertainment, Inc.(a)	5,046	94,713

The accompanying notes are an integral part of these financial statements.

Graham Holdings Co. - Class B	10	$11,666
Matthews International Corp. - Class A	6,246	164,207
Penn Entertainment, Inc.(a)	2,243	28,800
Perdoceo Education Corp.	1,381	44,234
Planet Fitness, Inc. - Class A(a)	2,961	269,570
PROG Holdings, Inc.	9,969	323,394
Service Corp. International	2,172	174,694
Shake Shack, Inc. - Class A(a)	4,072	360,657
Texas Roadhouse, Inc. - Class A	762	137,053
Travel + Leisure Co.	2,387	165,992
Upbound Group, Inc.	11,389	215,252
		2,923,731

Consumer Staple Products - 1.8%
BellRing Brands, Inc.(a)	18,025	448,282
Boston Beer Co., Inc. - Class A(a)	517	110,442
Cal-Maine Foods, Inc.	5,828	486,813
Celsius Holdings, Inc.(a)	2,257	118,447
Coca-Cola Consolidated, Inc.	1,798	273,404
Darling Ingredients, Inc.(a)	358	16,346
Ingredion, Inc.	1,712	202,187
Interparfums, Inc.	265	25,856
Universal Corp.	6,746	381,756
		2,063,533

Financial Services - 6.3%
Acadian Asset Management, Inc.	761	42,175
Affiliated Managers Group, Inc.	537	168,129
Ally Financial, Inc.	10,344	437,344
Annaly Capital Management, Inc. - REIT	23,128	532,175
Apollo Commercial Real Estate Finance, Inc. - REIT	3,639	39,338
BGC Group, Inc. - Class A	51,499	469,156
Blackstone Mortgage Trust, Inc. - REIT	5,112	98,406
Bread Financial Holdings, Inc.	10,629	771,028
Ellington Financial, Inc. - REIT	3,255	41,827
Encore Capital Group, Inc.(a)	1,244	68,669
Enova International, Inc.(a)	3,012	497,492
Essent Group Ltd.	1,825	114,829
Euronet Worldwide, Inc.(a)	962	69,706
Evercore, Inc. - Class A	365	128,944
EZCORP, Inc. - Class A(a)	13,336	286,057
Federated Hermes, Inc. - Class B	798	42,517
Fidelity National Financial, Inc.	1,830	99,534
First American Financial Corp.	7,685	485,538
Franklin BSP Realty Trust, Inc. - REIT	12,757	130,887
Hamilton Lane, Inc. - Class A	1,849	261,153
Houlihan Lokey, Inc. - Class A	615	103,517
Janus Henderson Group PLC	5,166	248,640
JM Smucker Co.	8,853	541,626
KKR Real Estate Finance Trust, Inc. - REIT	3,454	28,599
MGIC Investment Corp.	3,253	87,571

The accompanying notes are an integral part of these financial statements.

New York Mortgage Trust, Inc. - REIT	10,070	$80,560
PennyMac Mortgage Investment Trust - REIT	18,893	223,504
Piper Sandler Cos.	99	34,289
Radian Group, Inc.	3,235	106,431
Redwood Trust, Inc. - REIT	5,558	30,458
SEI Investments Co.	2,983	262,057
Shift4 Payments, Inc. - Class A(a)	1,181	69,726
SLM Corp.	11,865	322,135
Stewart Information Services Corp.	623	42,009
Stifel Financial Corp.	887	109,367
StoneX Group, Inc.(a)	325	36,484
Two Harbors Investment Corp. - REIT	1,348	15,462
WEX, Inc.(a)	755	116,194
World Acceptance Corp.(a)	773	93,726
		7,337,259

Health Care - 10.2%
ADMA Biologics, Inc.(a)	3,214	55,602
Alkermes PLC(a)	5,502	186,463
Amphastar Pharmaceuticals, Inc.(a)	4,561	120,821
ANI Pharmaceuticals, Inc.(a)	1,255	102,722
Arrowhead Pharmaceuticals, Inc.(a)	3,189	221,093
Artivion, Inc.(a)	2,844	115,950
Avanos Medical, Inc.(a)	4,830	64,336
BioLife Solutions, Inc.(a)	899	19,598
Catalyst Pharmaceuticals, Inc.(a)	4,452	108,184
Chemed Corp.	153	65,353
Collegium Pharmaceutical, Inc.(a)	6,539	300,271
CONMED Corp.	1,560	59,888
Corcept Therapeutics, Inc.(a)	1,794	71,527
Cytokinetics, Inc.(a)	1,146	72,416
Dentsply Sirona, Inc.	7,696	95,969
Dynavax Technologies Corp.(a)	8,314	128,742
Embecta Corp.	3,711	39,374
Encompass Health Corp.	10,021	947,285
Envista Holdings Corp.(a)	11,702	274,646
Exelixis, Inc.(a)	17,573	726,819
Glaukos Corp.(a)	1,842	219,898
Globus Medical, Inc. - Class A(a)	910	82,519
Haemonetics Corp.(a)	350	23,331
Halozyme Therapeutics, Inc.(a)	8,795	630,690
Harmony Biosciences Holdings Inc(a)	6,983	255,019
HealthEquity, Inc.(a)	1,277	109,401
ICU Medical, Inc.(a)	220	32,978
Innoviva, Inc.(a)	15,364	307,280
Inspire Medical Systems, Inc.(a)	1,439	109,047
Jazz Pharmaceuticals PLC(a)	2,327	382,768
Lantheus Holdings, Inc.(a)	1,734	116,039
LeMaitre Vascular, Inc.	570	48,433
Ligand Pharmaceuticals Inc(a)	182	34,962
LivaNova PLC(a)	1,113	73,135

The accompanying notes are an integral part of these financial statements.

Masimo Corp.(a)	2,822	$387,545
Medpace Holdings, Inc.(a)	1,596	929,638
Merit Medical Systems, Inc.(a)	1,233	99,984
Myriad Genetics, Inc.(a)	13,245	74,437
Neogen Corp(a)	9,000	91,980
Neurocrine Biosciences, Inc.(a)	4,040	549,682
Option Care Health, Inc.(a)	3,283	111,622
Organon & Co.	11,084	94,657
Pacira BioSciences, Inc.(a)	8,005	164,423
Penumbra, Inc.(a)	491	175,862
Phibro Animal Health Corp. - Class A	836	33,565
Protagonist Therapeutics Inc(a)	357	29,203
RadNet, Inc.(a)	1,129	79,143
Repligen Corp.(a)	584	87,232
Select Medical Holdings Corp.	2,551	38,393
STAAR Surgical Co.(a)	1,977	37,464
Supernus Pharmaceuticals, Inc.(a)	1,552	74,744
Tandem Diabetes Care, Inc.(a)	1,295	25,758
Tenet Healthcare Corp.(a)	6,705	1,269,122
TG Therapeutics, Inc.(a)	5,935	174,667
TransMedics Group, Inc.(a)	148	19,828
United Therapeutics Corp.(a)	2,028	952,126
Vericel Corp.(a)	3,288	118,302
Xencor, Inc.(a)	3,381	40,876
		11,862,812

Industrial Products - 9.3%
AAR Corp.(a)	6,775	717,540
Acuity Brands, Inc.	3,192	987,094
Advanced Energy Industries, Inc.	249	63,585
AGCO Corp.	983	111,482
Alamo Group, Inc.	61	11,914
Astec Industries, Inc.	889	43,312
ATI, Inc.(a)	263	31,639
Badger Meter, Inc.	549	80,472
Belden, Inc.	943	110,812
BWX Technologies, Inc.	1,925	395,453
Chart Industries, Inc.(a)	938	194,485
Cognex Corp.	12,548	486,110
Curtiss-Wright Corp.	841	552,276
Donaldson Co., Inc.	909	92,663
Enerpac Tool Group Corp.	487	19,655
Enpro, Inc.	245	58,501
Esab Corp.	1,342	162,516
ESCO Technologies, Inc.	341	77,806
Federal Signal Corp.	1,058	114,359
Flowserve Corp.	4,525	353,629
Franklin Electric Co., Inc.	1,432	142,656
Graco, Inc.	3,390	296,049
Greenbrier Cos., Inc.	1,036	52,235
Hayward Holdings, Inc.(a)	16,634	268,473

The accompanying notes are an integral part of these financial statements.

Hillenbrand, Inc.	558	$17,806
Itron, Inc.(a)	8,532	845,351
ITT, Inc.	1,261	229,880
JBT Marel Corp.	1,451	228,257
Kennametal, Inc.	3,620	124,492
Lincoln Electric Holdings, Inc.	547	145,146
Lindsay Corp.	276	34,575
Mercury Systems, Inc.(a)	984	92,378
Middleby Corp.(a)	783	115,234
Moog, Inc. - Class A	812	247,944
Mueller Water Products, Inc. - Class A	5,479	148,317
nVent Electric PLC	10,706	1,201,856
Oshkosh Corp.	1,104	158,777
OSI Systems, Inc.(a)	99	24,764
Powell Industries, Inc.	121	53,674
Regal Rexnord Corp.	1,588	256,462
Sensata Technologies Holding PLC	8,162	282,324
Tennant Co.	641	48,774
Terex Corp.	1,142	65,094
Timken Co.	288	26,839
Toro Co.	1,543	141,184
Valmont Industries, Inc.	806	359,121
Vontier Corp.	1,529	57,337
Watts Water Technologies, Inc. - Class A	88	26,339
Woodward, Inc.	1,517	482,163
		10,838,804

Industrial Services - 7.2%
ABM Industries, Inc.	762	35,082
AECOM	8,414	811,362
Allegiant Travel Co.(a)	1,845	163,522
ArcBest Corp.	588	53,049
Arcosa, Inc.	1,965	224,934
Brady Corp. - Class A	6,730	581,943
Brink’s Co.	420	53,357
Clean Harbors, Inc.(a)	624	162,184
Core & Main, Inc. - Class A(a)	1,345	71,769
CSG Systems International, Inc.	1,654	131,906
Deluxe Corp.	1,960	51,744
Dycom Industries, Inc.(a)	426	155,230
Enviri Corp.(a)	4,201	79,483
Everus Construction Group, Inc.(a)	722	63,890
Fluor Corp.(a)	2,860	132,103
Forward Air Corp. - Class A(a)	813	22,666
Frontdoor, Inc.(a)	2,941	173,843
Granite Construction, Inc.	7,792	940,806
GXO Logistics, Inc.(a)	605	34,237
H&R Block, Inc.	3,470	136,891
Heartland Express, Inc.	3,464	34,952
Hub Group, Inc. - Class A	1,198	57,001
Installed Building Products, Inc.	285	82,120

The accompanying notes are an integral part of these financial statements.

JetBlue Airways Corp.(a)	10,854	$52,859
Kirby Corp.(a)	1,767	207,905
Korn Ferry	1,068	74,194
MasTec, Inc.(a)	1,947	468,215
Matson, Inc.	602	96,501
MSC Industrial Direct Co., Inc. - Class A	859	72,448
MYR Group, Inc.(a)	309	77,262
RB Global, Inc.	2,614	296,872
Ryder System, Inc.	2,834	542,088
Saia, Inc.(a)	264	88,406
SkyWest, Inc.(a)	4,601	444,089
Tetra Tech, Inc.	7,718	290,660
Watsco, Inc.	2,116	817,728
WESCO International, Inc.	109	31,548
XPO, Inc.(a)	4,053	600,290
		8,415,139

Insurance - 4.3%
American Financial Group, Inc.	949	123,626
AMERISAFE, Inc.	926	34,827
Assured Guaranty Ltd.	2,275	193,034
CNO Financial Group, Inc.	4,329	182,034
Employers Holdings, Inc.	5,144	224,381
Equitable Holdings, Inc.	6,821	316,494
Genworth Financial, Inc. - Class A(a)	11,949	99,655
Hanover Insurance Group, Inc.	2,149	374,227
HCI Group, Inc.	863	136,932
Horace Mann Educators Corp.	5,462	244,752
Jackson Financial, Inc. - Class A	1,492	177,429
Kemper Corp.	7,995	315,083
Kinsale Capital Group, Inc.	739	292,555
NMI Holdings, Inc.(a)	759	29,389
Old Republic International Corp.	19,794	775,331
Palomar Holdings, Inc.(a)	262	32,381
Primerica, Inc.	826	217,271
Reinsurance Group of America, Inc.	1,522	308,586
RenaissanceRe Holdings Ltd.	430	121,131
Selective Insurance Group, Inc.	2,203	185,228
United Fire Group, Inc.	2,547	91,539
Unum Group	6,664	506,264
		4,982,149

Materials - 5.8%
Advanced Drainage Systems, Inc.	802	121,936
AptarGroup, Inc.	8,521	1,064,699
Axalta Coating Systems Ltd.(a)	3,659	122,869
Balchem Corp.	630	107,207
Boise Cascade Co.	635	51,314
Cabot Corp.	937	67,642
Carlisle Cos., Inc.	1,820	620,420
Carpenter Technology Corp.	559	177,667

The accompanying notes are an integral part of these financial statements.

Century Aluminum Co.(a)	171	$7,751
Cleveland-Cliffs, Inc.(a)	8,828	121,473
Commercial Metals Co.	7,974	612,961
Crown Holdings, Inc.	898	94,003
Eagle Materials, Inc.	535	109,038
FMC Corp.	5,190	82,002
Ingevity Corp.(a)	1,145	75,330
Innospec, Inc.	2,658	217,212
Koppers Holdings, Inc.	808	23,804
Louisiana-Pacific Corp.	1,341	112,295
Materion Corp.	3,277	453,144
NewMarket Corp.	151	101,289
O-I Glass, Inc.(a)	1,877	28,681
Owens Corning	1,241	148,721
Peabody Energy Corp.	3,691	130,145
Quaker Chemical Corp.	443	68,107
Reliance, Inc.	2,213	729,184
Rogers Corp.(a)	3,817	371,165
RPM International, Inc.	4,275	457,254
Simpson Manufacturing Co., Inc.	157	27,754
Sonoco Products Co.	3,283	157,584
SunCoke Energy, Inc.	25,116	197,412
Sylvamo Corp.	545	26,672
WD-40 Co.	573	132,495
		6,819,230

Media - 1.0%
Maplebear, Inc.(a)	5,772	214,487
New York Times Co. - Class A	4,203	308,122
TripAdvisor, Inc. - Class A(a)	22,534	299,477
Warner Music Group Corp. - Class A	10,662	319,647
		1,141,733

Oil & Gas - 4.3%
Antero Midstream Corp.	51,924	977,210
Antero Resources Corp.(a)	4,868	177,049
Archrock, Inc.	3,786	112,028
CNX Resources Corp.(a)	9,447	366,544
Crescent Energy Co.	6,635	64,824
DNOW, Inc.(a)	22,920	348,155
DT Midstream, Inc.	1,473	185,627
Helmerich & Payne, Inc.	809	27,409
HF Sinclair Corp.	6,892	358,315
Murphy Oil Corp.	2,547	76,639
Murphy USA, Inc.	317	133,936
Oceaneering International, Inc.(a)	21,458	645,886
Ovintiv, Inc.	11,799	512,902
Par Pacific Holdings, Inc.(a)	686	25,890
Patterson-UTI Energy, Inc.	25,241	190,065
PBF Energy, Inc. - Class A	683	22,853
Range Resources Corp.	3,290	124,526

The accompanying notes are an integral part of these financial statements.

RPC, Inc.	7,149	$47,541
SM Energy Co.	28,800	560,734
Weatherford International PLC	293	27,565
		4,985,698

Real Estate - 7.5%
Acadia Realty Trust - REIT	1,072	21,451
Brixmor Property Group, Inc. - REIT	7,065	189,271
Cousins Properties, Inc. - REIT	19,919	502,756
Cushman & Wakefield Ltd.(a)	42,768	703,106
DiamondRock Hospitality Co. - REIT	24,057	220,843
Douglas Emmett, Inc. - REIT	2,571	27,150
EPR Properties - REIT	20,911	1,134,213
Essential Properties Realty Trust, Inc. - REIT	1,161	35,248
eXp World Holdings, Inc.	12,873	116,372
First Industrial Realty Trust, Inc. - REIT	2,039	118,323
Gaming and Leisure Properties, Inc. - REIT	3,296	147,496
Global Net Lease, Inc. - REIT	4,356	41,208
Healthcare Realty Trust, Inc. - REIT	7,458	125,220
Highwoods Properties, Inc. - REIT	1,659	42,885
Independence Realty Trust, Inc. - REIT	2,061	34,419
Innovative Industrial Properties, Inc. - Class A - REIT	342	16,525
JBG SMITH Properties - REIT	1,917	32,282
Jones Lang LaSalle, Inc.(a)	4,767	1,706,157
Kilroy Realty Corp. - REIT	3,102	106,957
Kite Realty Group Trust - REIT	2,481	58,279
Lamar Advertising Co. - Class A - REIT	8,657	1,110,780
LTC Properties, Inc. - REIT	785	28,629
LXP Industrial Trust - REIT	639	31,662
Medical Properties Trust, Inc. - REIT	7,903	39,673
Millrose Properties, Inc. - Class A - REIT	6,655	198,319
National Storage Affiliates Trust - REIT	1,420	45,170
NNN REIT, Inc. - REIT	646	26,919
Omega Healthcare Investors, Inc. - REIT	16,953	743,898
Outfront Media, Inc. - REIT	13,996	340,383
Park Hotels & Resorts, Inc. - REIT	8,427	92,107
Pebblebrook Hotel Trust - REIT	2,917	33,312
Rexford Industrial Realty, Inc. - REIT	1,376	55,769
Sabra Health Care REIT, Inc. - REIT	7,702	144,258
Summit Hotel Properties, Inc. - REIT	13,564	59,953
Sunstone Hotel Investors, Inc. - REIT	14,258	125,043
Tanger, Inc. - REIT	1,089	35,632
Vornado Realty Trust - REIT	3,223	102,749
Whitestone REIT - Class B - REIT	5,385	76,682
Xenia Hotels & Resorts, Inc. - REIT	5,094	75,136
		8,746,235

Renewable Energy - 0.8%
EnerSys	2,568	462,728
Nextpower, Inc. - Class A(a)	1,571	183,948

The accompanying notes are an integral part of these financial statements.

Sunrun, Inc.(a)	18,250	$346,750
		993,426

Retail & Wholesale - Discretionary - 5.3%
Abercrombie & Fitch Co.(a)	2,591	252,959
Academy Sports & Outdoors, Inc.	463	25,470
American Eagle Outfitters, Inc.	7,015	163,520
AutoNation, Inc.(a)	1,161	237,982
Avis Budget Group, Inc.(a)	1,466	168,575
Boot Barn Holdings, Inc.(a)	995	177,588
Buckle, Inc.	7,641	361,419
Burlington Stores, Inc.(a)	884	261,540
Chewy, Inc. - Class A(a)	10,842	315,611
Dick’s Sporting Goods, Inc.	2,457	496,314
ePlus, Inc.	404	34,667
Ethan Allen Interiors, Inc.	1,054	24,168
FirstCash Holdings, Inc.	972	165,726
GameStop Corp. - Class A(a)	2,902	69,300
Gap, Inc.	21,367	597,849
G-III Apparel Group Ltd.	1,755	51,509
Group 1 Automotive, Inc.	505	178,901
Hertz Global Holdings, Inc.(a)	14,069	68,938
Kohl’s Corp.	4,854	84,799
La-Z-Boy, Inc.	9,267	337,412
Liquidity Services, Inc.(a)	4,104	131,328
Lithia Motors, Inc.	631	204,091
Macy’s, Inc.	15,337	307,047
National Vision Holdings, Inc.(a)	10,214	269,139
OPENLANE, Inc.(a)	13,852	416,114
RH(a)	63	12,526
Signet Jewelers Ltd.	2,683	247,560
Urban Outfitters, Inc.(a)	6,165	436,790
Valvoline, Inc.(a)	445	14,560
Victoria’s Secret & Co.(a)	2,001	109,075
		6,222,477

Retail & Wholesale - Staples - 2.9%
BJ’s Wholesale Club Holdings, Inc.(a)	3,666	338,885
Casey’s General Stores, Inc.	1,333	808,465
Five Below, Inc.(a)	1,255	240,508
Ollie’s Bargain Outlet Holdings, Inc.(a)	672	74,128
Performance Food Group Co.(a)	305	29,112
Sprouts Farmers Market, Inc.(a)	4,946	350,721
United Natural Foods, Inc.(a)	10,776	401,191
US Foods Holding Corp.(a)	14,466	1,209,647
		3,452,657

Software & Tech Services - 3.4%
Adeia, Inc.	14,496	262,233
Amentum Holdings, Inc.(a)	2,939	105,157
CACI International, Inc. - Class A(a)	447	277,399

The accompanying notes are an integral part of these financial statements.

Calix, Inc.(a)	6,945	$310,233
Clear Secure, Inc. - Class A	4,472	145,877
Commvault Systems, Inc.(a)	4,467	382,822
Concentrix Corp.	1,448	54,083
DocuSign, Inc.(a)	3,896	204,696
DoubleVerify Holdings, Inc.(a)	23,542	254,724
Doximity, Inc. - Class A(a)	6,768	253,597
Dropbox, Inc. - Class A(a)	2,492	63,496
Duolingo, Inc. - Class A(a)	1,246	167,039
Dynatrace, Inc.(a)	1,676	63,839
Genpact Ltd.	2,059	90,802
Guidewire Software, Inc.(a)	1,002	141,042
Insight Enterprises, Inc.(a)	1,029	86,457
Kyndryl Holdings, Inc.(a)	8,888	204,424
Manhattan Associates, Inc.(a)	3,111	469,792
Maximus, Inc.	2,378	224,578
Paylocity Holding Corp.(a)	227	30,640
Pitney Bowes, Inc.	5,629	58,710
Science Applications International Corp.	364	37,041
SPS Commerce, Inc.(a)	325	29,009
Waystar Holding Corp.(a)	3,837	101,911
		4,019,601

Tech Hardware & Semiconductors - 10.6%
Allegro MicroSystems, Inc.(a)	1,153	42,557
Amkor Technology, Inc.	478	23,102
Arlo Technologies, Inc.(a)	1,198	15,203
Arrow Electronics, Inc.(a)	1,507	199,662
Avnet, Inc.	1,319	82,292
Axcelis Technologies, Inc.(a)	1,508	132,810
Benchmark Electronics, Inc.	4,469	233,014
Ciena Corp.(a)	8,425	2,121,499
Cirrus Logic, Inc.(a)	1,381	179,999
Coherent Corp.(a)	4,237	899,007
Crane NXT Co.	875	44,205
CTS Corp.	2,475	127,240
Extreme Networks, Inc.(a)	12,900	188,082
Fabrinet(a)	89	43,560
FormFactor, Inc.(a)	1,714	120,820
Harmonic, Inc.(a)	36,247	352,321
Impinj, Inc.(a)	539	74,436
InterDigital, Inc.	1,821	594,447
IPG Photonics Corp.(a)	6,039	558,064
Knowles Corp.(a)	1,235	29,936
Lattice Semiconductor Corp.(a)	1,344	108,219
Lumentum Holdings, Inc.(a)	3,455	1,353,807
MaxLinear, Inc. - Class A(a)	533	9,248
MKS, Inc.	136	32,016
NetScout Systems, Inc.(a)	2,658	73,919
Photronics, Inc.(a)	1,674	57,870
Plexus Corp.(a)	192	38,271

The accompanying notes are an integral part of these financial statements.

Pure Storage, Inc. - Class A(a)	14,239	$990,180
Rambus, Inc.(a)	4,245	483,208
Sanmina Corp.(a)	2,044	289,594
Semtech Corp.(a)	436	34,771
Silicon Laboratories, Inc.(a)	2,487	354,273
SiTime Corp.(a)	590	214,235
Sonos, Inc.(a)	3,762	53,985
Synaptics, Inc.(a)	1,690	139,442
TD SYNNEX Corp.	1,528	242,448
TTM Technologies, Inc.(a)	2,914	286,155
Universal Display Corp.	10,556	1,212,040
Viavi Solutions, Inc.(a)	4,762	116,478
Vicor Corp.(a)	1,215	191,569
		12,343,984

Telecommunications - 0.6%
Lumen Technologies, Inc.(a)	41,721	367,979
Telephone and Data Systems, Inc.	3,652	164,815
Uniti Group, Inc.(a)	2,176	18,104
Viasat, Inc.(a)	3,910	176,615
		727,513

Utilities - 2.5%
Avista Corp.	1,094	45,171
Clearway Energy, Inc. - Class A	1,485	50,148
Clearway Energy, Inc. - Class C	2,486	89,869
National Fuel Gas Co.	1,031	86,346
New Jersey Resources Corp.	1,020	50,470
Northwest Natural Holding Co.	985	45,862
OGE Energy Corp.	647	28,261
ONE Gas, Inc.	530	42,167
Ormat Technologies, Inc.	7,418	926,805
Spire, Inc.	2,541	214,689
TXNM Energy, Inc.	4,108	242,043
UGI Corp.	26,864	1,077,515
		2,899,346

TOTAL COMMON STOCKS (Cost $104,781,623)		116,430,317

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.61%(b)	337,056	337,056

TOTAL SHORT-TERM INVESTMENTS (Cost $337,056)		337,056

TOTAL INVESTMENTS - 100.0% (Cost $105,118,679)		$116,767,373
Other Assets in Excess of Liabilities - 0.0%(c)		10,742
TOTAL NET ASSETS - 100.0%		$116,778,115

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2026.

(c)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

January 31, 2026

	Intech S&P Large Cap Diversified	Intech S&P Small-Mid Cap Diversified
	Alpha ETF	Alpha ETF
ASSETS:
Investments, at value (cost $113,452,257 and $105,118,679)
(Note 2)	$132,563,653	$116,767,373
Dividends receivable	62,683	44,731
Interest receivable	1,188	890
Dividend tax reclaim receivable	21	–
Total assets	132,627,545	116,812,994

LIABILITIES:
Payable to adviser (Note 5)	28,106	34,879
Total liabilities	28,106	34,879
NET ASSETS	$132,599,439	$116,778,115

NET ASSETS CONSISTS OF:
Paid-in capital	$114,784,158	$107,033,939
Total distributable earnings/(accumulated losses)	17,815,281	9,744,176
Total Net Assets	$132,599,439	$116,778,115

Net assets	$132,599,439	$116,778,115
Shares issued and outstanding(a)	5,741,944	4,900,000
Net asset value per share	$23.09	$23.83

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended January 31, 2026

	Intech S&P Large	Intech S&P Small-Mid
	Cap Diversified	Cap Diversified
	Alpha ETF(a)	Alpha ETF(b)

INVESTMENT INCOME:
Dividend income	$993,786	$1,039,873
Less: Dividend withholding taxes	–	(3,152)
Less: Issuance fees	(1)	(13)
Interest income	13,664	12,306
Total investment income	1,007,449	1,049,014

EXPENSES:
Investment advisory fee (Note 5)	231,254	266,848
Total expenses	231,254	266,848
NET INVESTMENT INCOME (LOSS)	776,195	782,166

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,474,057)	(2,620,637)
In-kind redemptions	2,931,612	8,152,989
Net realized gain (loss)	1,457,555	5,532,352
Net change in unrealized appreciation (depreciation) on:
Investments	14,077,719 (c)	11,648,694

Net change in unrealized appreciation (depreciation)	14,077,719	11,648,694
Net realized and unrealized gain (loss)	15,534,734	17,181,046
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,310,929	$17,963,212

(a)	Effective February 27, 2025, the Intech U.S. Enhanced Plus Fund LLC reorganized into the Intech S&P Large Cap Diversified Alpha ETF. (See Note 3 in Notes to Financial Statements)
(b)	Inception date of the Fund was February 27, 2025.
(c)	Change in unrealized appreciation (depreciation) does not include net unrealized appreciation (depreciation) of $5,034,217 in connection with securities received in connection with the 351 exchange, See Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Intech S&P Large	Intech S&P Small-Mid
	Cap Diversified	Cap Diversified
	Alpha ETF(a)	Alpha ETF(b)
	Period Ended	Period Ended
	January 31, 2026	January 31, 2026
OPERATIONS:
Net investment income (loss)	$776,195	$782,166
Net realized gain (loss)	1,457,555	5,532,352
Net change in unrealized appreciation (depreciation)	14,077,179	11,648,694
Net increase (decrease) in net assets resulting from operations	16,310,929	17,963,212

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(680,131)	(672,923)
Total distributions to shareholders	(680,131)	(672,923)

CAPITAL TRANSACTIONS:
Subscriptions	129,808,496 (a)	134,661,620
Redemptions	(12,839,855)	(35,173,794)
Net increase (decrease) in net assets from capital transactions	116,968,641	99,487,826

NET INCREASE (DECREASE) IN NET ASSETS	132,599,439	116,778,115

NET ASSETS:
Beginning of the period	–	–
End of the period	$132,599,439	$116,778,115

SHARES TRANSACTIONS
Subscriptions	6,341,944	6,480,000
Redemptions	(600,000)	(1,580,000)
Total increase (decrease) in shares outstanding	5,741,944	4,900,000

(a)	Effective February 27, 2025, the Intech U.S. Enhanced Plus Fund LLC reorganized into the Intech S&P Large Cap Diversified Alpha ETF. (See Note 3 in Notes to Financial Statements)
(b)	Inception date of the Fund was February 27, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

Intech SP Large
Cap Diversified
Alpha ETF
Period Ended
January 31, 2026 (a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.17
Net realized and unrealized gain (loss)(c)	3.04
Total from investment operations	3.21

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)
Total distributions	(0.12)

Net asset value, end of period	$23.09
TOTAL RETURN	16.06%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$132,599
Ratio of expenses to average net assets(d)	0.25%
Ratio of net investment income to average net assets(d)	0.84%
Portfolio turnover rate(e)(f)	117%

(a)	Effective February 27, 2025, the Intech U.S. Enhanced Plus Fund LLC reorganized into the Intech S&P Large Cap Diversified Alpha ETF. (See Note 3 in Notes to Financial Statements)
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Annualized for periods less than one year.
(e)	Not annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

Intech SP Small-Mid
Cap Diversified
Alpha ETF
Period Ended January
31, 2026(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.21
Net realized and unrealized gain (loss)(c)	3.76
Total from investment operations	3.97

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)
Total distributions	(0.14)

Net asset value, end of period	$23.83
TOTAL RETURN(d)	19.87%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$116,778
Ratio of expenses to average net assets(e)	0.35%
Ratio of net investment income to average net assets(e)	1.03%
Portfolio turnover rate(d)(f)	166%

(a)	Inception date of the Fund was February 27, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

January 31, 2026

ORGANIZATION

The Intech S&P Large Cap Diversified Alpha ETF and the Intech S&P Small-Mid Cap Diversified Alpha ETF, (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Tidal Trust III (the “Trust”). The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Intech Investment Management LLC (the “Sub-Adviser”) serves as sub-adviser. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” Both Funds commenced operations on February 27, 2025.

The investment objective for both Funds is seek long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over -the- counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to Financial Statements

January 31, 2026

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2026:

Intech S&P Large Cap Diversified Alpha ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$132,132,564	$–	$–	$132,132,564
Money Market Funds	431,089	–	–	431,089
Total Investments	$132,563,653	$–	$–	$132,563,653

Intech S&P Small-Mid Cap Diversified Alpha ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$116,430,317	$–	$–	$116,430,317
Money Market Funds	337,056	–	–	337,056
Total Investments	$116,767,373	$–	$–	$116,767,373

Refer to the Schedules of Investments for further disaggregation of investment categories.

Notes to Financial Statements

January 31, 2026

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of January 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Notes to Financial Statements

January 31, 2026

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to redemptions in kind. For the period ended January 31, 2026, the following adjustments were made:

Fund	Paid-In Capital	Total distributable earnings/(accumulated losses)
Intech S&P Large Cap Diversified Alpha ETF	$ 2,849,734	$ (2,849,734)
Intech S&P Small-Mid Cap Diversified Alpha ETF	7,546,113	(7,546,113)

NOTE 2 - REORGANIZATION APPROVAL

At a meeting held on February 24, 2025, the Board discussed the reorganization between the Trust, on behalf of the Intech S&P Large Cap Diversified Alpha ETF and Intech U.S. Enhanced Plus Fund LLC (the “Predecessor Account”).

The Reorganization provided for the transfer of all the assets of the Predecessor Account to the Intech S&P Large Cap Diversified Alpha ETF (the “Acquiring Fund”). For financial reporting purposes, assets received, and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Account was carried forward to align ongoing reporting of the Acquiring Fund realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Acquiring Fund was created to carry out the reorganization and have substantially similar investment objectives and substantially similar principal investment strategies as the Predecessor Account. Costs incurred by the Fund in connection with the reorganization were paid by the Sub-Adviser. The reorganization of the Intech S&P Large Cap Diversified Alpha ETF was effective after the close of business on February 27, 2025.

Notes to Financial Statements

January 31, 2026

The following table illustrates the specifics of the reorganization of the Predecessor Accounts into the Intech S&P Large Cap Diversified Alpha ETF:

Shares
	Issued to			Unrealized
	Limited		Predecessor	Appreciation
	Partners of	Predecessor	Accounts	(Depreciation)
	Predecessor	Accounts	Market	of Predecessor	Tax Status
Predecessor Accounts	Accounts	Cost	Value	Accounts	of Transfer
Intech U.S. Enhanced Plus Fund LLC	871,944	$ 12,404,663	$ 17,438,880	$ 5,034,217	Non-taxable

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in a Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Index Concentration Risk. To the extent that an Index becomes concentrated in a few large issuers, the Funds may be unable to achieve similar weights in these positions due to a Fund’s status as a diversified Fund. This could impact the Funds’ ability to achieve their investment objectives.

Market Capitalization Risk.

Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large -capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some medium capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to -day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Notes to Financial Statements

January 31, 2026

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
Intech S&P Large Cap Diversified Alpha ETF	0.25%
Intech S&P Small-Mid Cap Diversified Alpha ETF	0.35%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended January 31, 2026 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub- Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to -day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of each Fund’s average daily net assets. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub -Adviser the profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Notes to Financial Statements

January 31, 2026

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b- 1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07"), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended January 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Intech S&P Large Cap Diversified Alpha ETF	$ 115,822,136	$ 113,655,289
Intech S&P Small-Mid Cap Diversified Alpha ETF	134,493,789	130,960,741

For the period ended, there were no purchases or sales of long-term U.S. government securities.

Notes to Financial Statements

January 31, 2026

For the period ended, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Intech S&P Large Cap Diversified Alpha ETF	$ 107,787,070	$ 10,764,054
Intech S&P Small-Mid Cap Diversified Alpha ETF	129,475,487	33,600,645

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended January 31, 2026 were as follows:

Distributions paid from:	Intech S&P Large Cap Diversified Alpha ETF	Intech S&P Small-Mid Cap Diversified Alpha ETF
Ordinary Income	$680,131	$672,923
Tax Exempt Income	–	–

As of the fiscal period ended January 31, 2026, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Intech S&P Large Cap Diversified Alpha ETF	Intech S&P Small-Mid Cap Diversified Alpha ETF
Cost of investments(a)	$114,651,463	$107,141,797
Gross tax unrealized appreciation	21,857,480	13,018,936
Gross tax unrealized depreciation	(3,945,290)	(3,393,360)
Net tax unrealized appreciation (depreciation)	17,912,190	9,625,576
Undistributed ordinary income (loss)	96,065	109,231
Undistributed long-term capital gain (loss)	–	9,369
Total distributable earnings	96,065	118,600
Other accumulated gain (loss)	(192,974)	–
Total distributable earnings/(accumulated losses)	$17,815,281	$9,744,176

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to wash sale adjustments.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal period ended January 31, 2026, the Funds had not elected to defer any post-October or late-year losses.

As of January 31, 2026, the Funds had long-term and short-term capital loss carryovers of the following, which do not expire.

Fund	Short-Term	Long-Term
Intech S&P Large Cap Diversified Alpha ETF	$113,359	$79,615

Notes to Financial Statements

January 31, 2026

Fund	Short-Term	Long-Term
Intech S&P Small-Mid Cap Diversified Alpha ETF	–	–

NOTE 8 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offer one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee is $500 for the Intech S&P Large Cap Diversified Alpha ETF and $750 for the Intech S&P Small-Mid Cap Diversified Alpha ETF, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 - NEW ACCOUTING PRONOUNCEMENTS

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023- 09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09"), which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Funds have adopted ASU 2023-09, which did not have a material impact on the Funds’ financial statements or disclosures.

Notes to Financial Statements

January 31, 2026

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of

Intech S&P Large Cap Diversified Alpha ETF and

Intech S&P Small-Mid Cap Diversified Alpha ETF

The Board of Trustees of

Tidal Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Intech S&P Large Cap Diversified Alpha ETF and Intech S&P Small-Mid Cap Diversified Alpha ETF (collectively the “Funds”), each a series of Tidal Trust III (the “Trust”), including the schedules of investments, as of January 31, 2026, the related statements of operations, the statements of changes in net assets and the financial highlights for the period February 27, 2025 (commencement of operations) through January 31, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of January 31, 2026, and the results of their operations, the changes in their net assets and the financial highlights for the period February 27, 2025 (commencement of operations) through January 31, 2026, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2025.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

March 30, 2026

Additional Information (Unaudited)	Intech ETFs

January 31, 2026

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended January 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Intech S&P Large Cap Diversified Alpha ETF	100.00%
Intech S&P Small-Mid Cap Diversified Alpha ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended January 31, 2026, was as follows:

Intech S&P Large Cap Diversified Alpha ETF	100.00%
Intech S&P Small-Mid Cap Diversified Alpha ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the fiscal year ended January 31, 2026, was as follows:

Intech S&P Large Cap Diversified Alpha ETF	0.00%
Intech S&P Small-Mid Cap Diversified Alpha ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 9, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	April 9, 2026

* Print the name and title of each signing officer under his or her signature.